Legal Proceedings	12 Months Ended
Dec. 31, 2017
Legal Proceedings
Legal Matters and Contingencies [Text Block]

Land and Equipment Leases

The Company has a ground lease expiring in 2074 related to one of its apartment communities acquired in the Merger. This lease contains stated rent increases that generally compensate for the impact of inflation.  The Company also has office, equipment and other operating leases.  Future minimum lease payments for non-cancelable land, equipment and other operating leases at December 31, 2017, were as follows (in thousands):

Minimum Lease Payments
2018	$882
2019	724
2020	708
2021	718
2022	733
Thereafter	62,788
Total	$66,553

Legal Proceedings

In September 2010, the United States Department of Justice, or DOJ, filed suit against Post Properties (and by virtue of the Merger, MAA) in the United States District Court for the District of Columbia alleging that certain of Post Properties’ apartments violated accessibility requirements of the Fair Housing Act, or FHA. and the Americans with Disabilities Act of 1990, or ADA. The DOJ is seeking, among other things, an injunction against MAA, requiring MAA to retrofit the properties and comply with FHA and ADA standards in future design and construction, as well as monetary damages and civil penalties. No trial date has been set.

In December 2017, a non-profit civil rights organization filed suit against MAA and the Operating Partnership in the United States District Court for the District of Columbia. The suit alleges the Company maintained and enforced a criminal records screening policy at certain of its apartment communities, all of which are apartments acquired from Post Properties in the Merger, which violates the FHA. The suit seeks injunctive relief, actual and punitive damages and attorneys' fees and costs.

The Company is subject to various other legal proceedings and claims that arise in the ordinary course of our business operations. Matters which arise out of allegations of bodily injury, property damage and employment practices are generally covered by insurance. While the resolution of these other matters cannot be predicted with certainty, management does not currently believe such matters, either individually or in the aggregate, will have a material adverse effect on the Company's financial position, results of operations or cash flows.

As of December 31, 2017 and December 31, 2016, the Company's accrual for loss contingencies, including the legal proceedings referenced above, was $32.1 million and $42.1 million in the aggregate, respectively. The loss contingencies are presented in "Accrued expenses and other liabilities" in the accompanying Consolidated Balance Sheets.